Share Capital (Details 6)	12 Months Ended
Sep. 30, 2023 $ / shares shares
Share Capital
Number of Outstanding, begin | shares	46,588
Expired during the year | shares	(29,066)
Share Warrants, Ending | shares	17,522
Exercise Price, Beginning | $ / shares	$ 5.90
Excercise Price Expired during the year | $ / shares	6.45
Exercise Price, Ending | $ / shares	$ 4.95